Subordinated liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Total subordinated liabilities	£ 17,809	£ 17,656
Preference shares
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Total subordinated liabilities	919	803
Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Total subordinated liabilities	3,314	3,205
Undated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Total subordinated liabilities	587	588
Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Total subordinated liabilities	£ 12,989	£ 13,060